Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 587,504	$ 682,777
Trade accounts receivable less allowance for doubtful accounts of $410,714 in 2014 and $413,165 in 2013	3,153,236	3,037,274
Accounts receivable from related parties	179,826	153,118
Inventories	1,185,204	1,097,104
Prepaid expenses and other current assets	1,107,857	1,037,391
Deferred tax asset, current	245,110	279,052
Total current assets	6,458,737	6,286,716
Property, plant and equipment, net	3,253,238	3,091,954
Intangible assets	770,274	757,876
Goodwill	12,361,197	11,658,187
Deferred tax asset, non-current	106,163	104,167
Equity Method Investments	679,509	664,446
Other assets	623,458	556,560
Total assets	24,252,576	23,119,906
Current liabilities:
Accounts payable	538,328	542,597
Accounts payable to related parties	146,691	123,929
Accrued expenses and other current liabilities	2,137,067	2,012,533
Short-term borrowings and other financial liabilities	139,997	96,648
Short-term borrowings from related parties	291,422	62,342
Current portion of long-term debt and capital lease obligations	924,166	511,370
Income tax payable, current	85,358	170,360
Deferred tax liability, current	33,446	34,194
Total current liabilities	4,296,475	3,553,973
Total long-term debt less current maturities	7,712,788	7,746,920
Other liabilities	392,599	329,561
Pension liabilities	402,881	435,858
Income tax payable, non-current	175,512	176,933
Deferred tax liability, non-current	748,468	743,390
Total liabilities	13,728,723	12,986,635
Noncontrolling interests subject to put provisions	773,733	648,251
Company shareholders' equity:
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 309,111,125 issued and 301,562,174 outstanding	384,722	382,411
Treasury Stock	505,014	505,014
Additional paid-in capital	3,570,182	3,530,337
Retained earnings	6,769,461	6,377,417
Accumulated other comprehensive (loss)	(731,866)	(550,587)
Total Company shareholders' equity	9,487,485	9,234,564
Minority interest	262,635	250,456
Total equity	9,750,120	9,485,020
Total liabilities and equity	$ 24,252,576	$ 23,119,906